Morgan Stanley US Government Securities Trust (Prospectus Summary) | Morgan Stanley US Government Securities Trust
Fund Summary
Investment Objective
Morgan Stanley U.S. Government Securities Trust seeks a high level of current income consistent with safety of principal.
Fees and Expenses
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the
Morgan Stanley Funds. More information about these and other discounts is available from your financial adviser and in the "Share Class Arrangements"
section beginning on page 26 of this Prospectus and in the "Purchase, Redemption and Pricing of Shares" section beginning on page 44 of the Fund's Statement of
Additional Information ("SAI").
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Morgan Stanley US Government Securities Trust	Class A		Class B		Class C		Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.25%	[1]	none		none		none
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or net asset value at redemption)	none	[2]	5.00%	[3]	1.00%	[3]	none
[1]	Reduced for purchases of $25,000 and over.
[2]	Investments that are not subject to any sales charges at the time of purchase are subject to a contingent deferred sales charge ("CDSC") of 1.00% that will be imposed if you sell your shares within 18 months after purchase, except for certain specific circumstances.
[3]	The Class B CDSC is scaled down to 1.00% during the sixth year, reaching zero thereafter and the Class C CDSC is only applicable if you sell your shares within one year after purchase. See "Share Class Arrangements" for a complete discussion of the CDSC.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Morgan Stanley US Government Securities Trust	Class A	Class B		Class C	Class I
Advisory fee	0.42%	0.42%		0.42%	0.42%
Distribution and service (12b-1) fees	0.25%	0.28%		0.75%	none
Other expenses	0.24%	0.24%		0.24%	0.24%
Total annual Fund operating expenses	0.91%	0.94%	[1]	1.41%	0.66%
Fee waiver and/or expense reimbursement		0.04%	[1]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.91%	0.90%	[1]	1.41%	0.66%
[1]	The Fund's "Distributor," Morgan Stanley Distribution, Inc., has agreed to reduce the 12b-1 fee on Class B shares of the Fund to the extent it exceeds 0.24% of the average daily net assets of such shares on an annualized basis. This waiver will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waiver when it deems such action is appropriate.

Example
The example below is intended to help you compare the cost of investing in the
Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a
5% return each year, and the Fund's operating expenses remain the same (except for the ten-year amounts for Class B shares which reflect the conversion to
Class A shares eight years after the end of the calendar month in which shares were purchased). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
If You SOLD Your Shares:
Expense Example Morgan Stanley US Government Securities Trust (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	514	703	907	1,497
Class B	592	587	698	1,108	[1]
Class C	244	446	771	1,691
Class I	67	211	368	822
[1]	Does not reflect conversion to Class A shares eight years after the end of the calendar month in which shares were purchased. The conversion feature is currently suspended because the total annual operating expense ratio of Class B is currently lower than that of Class A. See "Conversion Feature" for Class B shares in "Share Class Arrangements" for more information.

If You HELD Your Shares:
Expense Example, No Redemption Morgan Stanley US Government Securities Trust (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	514	703	907	1,497
Class B	92	287	498	1,108	[1]
Class C	144	446	771	1,691
Class I	67	211	368	822
[1]	Does not reflect conversion to Class A shares eight years after the end of the calendar month in which shares were purchased. The conversion feature is currently suspended because the total annual operating expense ratio of Class B is currently lower than that of Class A. See "Conversion Feature" for Class B shares in "Share Class Arrangements" for more information.

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 161% of the average value of its portfolio.
Principal Investment Strategies
The Fund normally invests at least 80% of its net assets in a portfolio of U.S.
government securities. In making investment decisions, the Fund's "Adviser,"
Morgan Stanley Investment Management Inc., considers economic developments, interest rate trends and other factors. The U.S. government securities
(including zero coupon securities) that the Fund may purchase include: U.S.
Treasury bills, notes and bonds, all of which are direct obligations of the U.S.
Government; securities (including mortgage-backed securities) issued by agencies and instrumentalities of the U.S. Government which are backed by the full faith and credit of the United States; securities (including mortgage-backed securities) issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from the U.S.
Treasury; securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality; securities supported by the U.S. Government in some other way, such as the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; securities guaranteed under the Federal Deposit Insurance
Corporation ("FDIC") Temporary Liquidity Guarantee Program or other similar FDIC programs. The Fund's investments may include zero coupon securities, which are purchased at a discount and generally accrue interest, but make no payment until maturity.

The mortgage-backed securities in which the Fund may invest include mortgage pass-through securities, commercial mortgage-backed securities ("CMBS"), collateralized mortgage obligations ("CMOs"), stripped mortgage-backed securities ("SMBS") and inverse floating rate obligations ("inverse floaters").
In addition, the Fund may invest in to-be-announced pass-through mortgage securities, which settle on a delayed delivery basis ("TBAs"). The Fund may also invest in asset-backed securities. The Fund may invest in restricted and illiquid securities.

The Fund may, but it is not required to, use derivative instruments for risk management purposes. The Fund's use of derivatives may involve the purchase and sale of derivative instruments such as options, futures, swaps and other related instruments and techniques. These derivative instruments will be counted toward the 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.
Principal Risks
There is no assurance that the Fund will achieve its investment objective and you can lose money investing in this Fund. The principal risks of investing in this Fund include:

• U.S. Government Securities. The U.S. government securities in which the Fund invests can be subject to two types of risk: credit risk and interest rate risk.
When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Because the Fund is not limited as to the maturities of the fixed-income securities in which it may invest, a rise in the general level of interest rates may cause the price of the
Fund's portfolio securities to fall substantially. With respect to U.S.
government securities that are not backed by the full faith and credit of the
United States, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

• Zero Coupon Securities. The interest earned on zero coupon securities is, implicitly, automatically compounded and paid out at maturity. While such compounding at a constant rate eliminates the risk of receiving lower yields upon reinvestment of interest if prevailing interest rates decline, the owner of a zero coupon security will be unable to participate in higher yields upon reinvestment of interest received on interest-paying securities if prevailing interest rates rise. A zero coupon security pays no interest to its holder during its life. Therefore, to the extent the Fund invests in zero coupon securities, it will not receive current cash available for distribution to shareholders. In addition, zero coupon securities are subject to substantially greater price fluctuations during periods of changing prevailing interest rates than are comparable securities which pay interest on a current basis.

• Mortgage-Backed Securities. Mortgage-backed securities entail prepayment risk, which generally increases during a period of falling interest rates. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities. In addition, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include sub-prime mortgages. Investments in TBAs may give rise to a form of leverage and may cause the Fund's portfolio turnover rate to appear higher. Leverage may cause the Fund to be more volatile than if the Fund had not been leveraged.

• Asset-Backed Securities. Asset-backed securities apply the securitization techniques used to develop mortgage-backed securities to a broad range of other assets. Asset-backed securities involve the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities.
Some asset-backed securities may also entail prepayment risk, which may vary depending on the type of asset.

• Liquidity Risk. The Fund's investments in restricted and illiquid securities may entail greater risk than investments in publicly traded securities. These securities may be more difficult to sell, particularly in times of market turmoil. Illiquid securities may be more difficult to value. If the Fund is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

• Derivatives. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid.
Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Shares of the Fund are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.
Past Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class B shares' performance from year to year and by showing how the Fund's average annual returns for the one, five and 10 year periods compared with those of broad measures of market performance, as well as an index that represents a group of similar mutual funds, over time. The performance of the other Classes will differ because the
Classes have different ongoing fees. The performance information in the bar chart does not reflect the deduction of sales charges; if these amounts were reflected, returns would be less than shown. The Fund's returns in the table include the maximum applicable sales charge for each Class and assume you sold your shares at the end of each period (unless otherwise noted). The Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available online at
www.morganstanley.com/im or by calling toll-free (800) 869-NEWS.
Annual Total Returns-Calendar Years

High Quarter 9/30/02 5.15% Low Quarter 6/30/08 -2.21%
Average Annual Total Returns For Periods Ended December 31, 2011
Average Annual Total Returns Morgan Stanley US Government Securities Trust	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class A	Class A: Return Before Taxes		2.97%	2.60%	3.42%
Class B	Class B: Return Before Taxes		2.55%	3.16%	3.90%	[1]
Class B After Taxes on Distributions	Class B: Return After Taxes on Distributions	[2]	1.29%	1.84%	2.47%	[1]
Class B After Taxes on Distributions and Sales	Class B: Return After Taxes on Distributions and Sale of Fund Shares		1.63%	1.91%	2.48%	[1]
Class C	Class C: Return Before Taxes		5.98%	2.96%	3.33%
Class I	Class I: Return Before Taxes		7.80%	3.78%	4.13%
Barclays Capital U.S. Government/Mortgage Index	Barclays Capital U.S. Government/Mortgage Index (reflects no deduction for fees, expenses or taxes)	[3]	7.74%	6.56%	5.64%
Lipper General U.S. Government Funds Index	Lipper General U.S. Government Funds Index (reflects no deduction for taxes)	[4]	8.57%	6.12%	5.13%
[1]	Does not reflect conversion to Class A shares eight years after the end of the calendar month in which shares were purchased. The conversion feature is currently suspended because the total annual operating expense ratio of Class B is currently lower than that of Class A. See "Conversion Feature" for Class B shares in "Share Class Arrangements" for more information.
[2]	These returns do not reflect any tax consequences from a sale of your shares at the end of each period, but they do reflect any applicable sales charges on such a sale.
[3]	The Barclays Capital U.S. Government/Mortgage Index includes Treasuries, Government-related issues, and agency mortgage-backed pass-through securities issued by Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). It is not possible to invest directly in an index.
[4]	The Lipper General U.S. Government Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper General U.S. Government Funds classification. There are currently 30 funds represented in this Index.

The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. After-tax returns for the Fund's other Classes will vary from the Class B shares' returns.
Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.